Impairment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying values	$ 1,892	$ 1,863	$ 1,678
Less: Estimated fair values			1	2
Retail - U.S.
Carrying values			3	3
Less: Estimated fair values			1	1
Asset impairment loss			2	2
Retail - Canada
Carrying values			1	4
Less: Estimated fair values			0	1
Asset impairment loss			$ 1	$ 3